Equity accounted investments - ORYX GTL Limited, financial position (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Significant events and transactions
Cash and cash equivalents	R 43,140	R 31,231
Total assets	419,548	360,743
Tax payable	3,142	806	R 665
Summarised income statement
Turnover	275,738	201,910	190,367
Depreciation and amortisation	(14,073)	(17,644)	(22,327)
Other operating expenses	(32,161)	(12,099)	(20,834)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	61,417	16,619	(111,926)
Finance income	1,020	856	922
Finance costs	(6,896)	(6,758)	(7,303)
Earnings/(loss) before tax	55,541	10,717	(118,307)
Taxation	(13,869)	(185)	26,390
Earnings/(loss) for the year	41,672	10,532	(91,917)
Reconciliation of summarised financial information
Profit before tax for the year	55,541	10,717	(118,307)
Taxation	(13,869)	(185)	26,390
Dividends paid	(908)	(492)	(841)
Carrying value of equity accounted investment	12,684	10,142
Contingent liabilities incurred in relation to interests in joint ventures	0	0
ORYX GTL
Significant events and transactions
Non-current assets	13,723	13,149
Deferred tax assets	292	212
Cash and cash equivalents	4,208	2,682
Other current assets	7,775	5,307
Total assets	25,998	21,350
Other non-current liabilities	704	742
Other current liabilities	4,594	1,178
Tax payable	2,496	391
Total liabilities	7,794	2,311
Net assets	18,204	19,039	21,452
Summarised income statement
Turnover	16,620	8,538
Depreciation and amortisation	(1,625)	(1,759)
Other operating expenses	(5,497)	(4,513)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	9,498	2,266
Finance income	33	6
Finance costs	(42)	(48)
Earnings/(loss) before tax	9,489	2,224
Taxation	(3,329)	(758)
Earnings/(loss) for the year	6,160	1,466
The group's share of profits of equity accounted investment	3,019	719
49% share of profit before tax	4,650	1,090
Taxation	(1,631)	(371)
Reconciliation of summarised financial information
Net assets at the beginning of the year	19,039	21,452
Profit before tax for the year	9,489	2,224
Taxation	(3,329)	(758)
Foreign exchange differences	2,438	(3,879)
Dividends paid	(9,433)
Net assets at the end of the year	18,204	19,039	R 21,452
Carrying value of equity accounted investment	R 8,920	R 9,329
Share of pre-tax profits (as a percent)	49.00%
Dividend declared by joint venture (Sasol's share)	R 4,600
Dividends received from joint ventures	R 3,000